Loss Per Share (EPS) - Basic and diluted (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Loss Per Share (EPS)
Loss of year attributable to equity holders (in EUR)	€ (12,797,000)	€ (4,990,000)	€ (24,707,000)	€ (11,691,000)
Weighted average number of common shares outstanding (in units)	28,608,413	25,806,768	27,250,102	25,796,560
Basic Loss Per Share (in EUR)	€ (0.447)	€ (0.193)	€ (0.907)	€ (0.453)
Diluted earnings per share in EUR (EUR/unit)	€ (0.447)	€ (0.193)	€ (0.907)	€ (0.453)